OTHER ASSETS - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER ASSETS
Impairment loss on contract assets	$ 20.5	$ 19.7	$ 25.8
Amortization on contract costs	$ 65.9	$ 63.6	$ 63.2